Share Capital - Options by exercise price (Details)	6 Months Ended
	Dec. 31, 2024 Equityinstruments $ / shares	Jun. 30, 2024 Equityinstruments
Share Capital
Number of Shares, Options Outstanding | Equityinstruments	10,647,246	9,070,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 3 months 25 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.8
Number Exercisable, Options Exercisable | Equityinstruments	7,278,333
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.43
1.06
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.06
Number of Shares, Options Outstanding | Equityinstruments	450,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.06
Number Exercisable, Options Exercisable | Equityinstruments	450,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.06
2.66
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 2.66
Number of Shares, Options Outstanding | Equityinstruments	800,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 18 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.66
Number Exercisable, Options Exercisable | Equityinstruments	800,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.66
4.78
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 4.78
Number of Shares, Options Outstanding | Equityinstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 6 months 18 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.78
Number Exercisable, Options Exercisable | Equityinstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.78
5.93
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 5.93
Number of Shares, Options Outstanding | Equityinstruments	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 month 13 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 5.93
Number Exercisable, Options Exercisable | Equityinstruments	500,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 5.93
4.94
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 4.94
Number of Shares, Options Outstanding | Equityinstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 2 months 4 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.94
Number Exercisable, Options Exercisable | Equityinstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.94
6.52
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 6.52
Number of Shares, Options Outstanding | Equityinstruments	170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 2 months 15 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 6.52
Number Exercisable, Options Exercisable | Equityinstruments	170,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 6.52
7.45
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 7.45
Number of Shares, Options Outstanding | Equityinstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 3 months 10 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 7.45
Number Exercisable, Options Exercisable | Equityinstruments	100,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 7.45
3.77
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 3.77
Number of Shares, Options Outstanding | Equityinstruments	3,250,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 3 months 7 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.77
Number Exercisable, Options Exercisable | Equityinstruments	3,250,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.77
3.85
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 3.85
Number of Shares, Options Outstanding | Equityinstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 4 months 20 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.85
Number Exercisable, Options Exercisable | Equityinstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.85
2.97
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 2.97
Number of Shares, Options Outstanding | Equityinstruments	750,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 8 months 23 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.97
Number Exercisable, Options Exercisable | Equityinstruments	416,666
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.97
1.07
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.07
Number of Shares, Options Outstanding | Equityinstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 3 months 14 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.07
Number Exercisable, Options Exercisable | Equityinstruments	25,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.07
1.13
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.13
Number of Shares, Options Outstanding | Equityinstruments	1,063,394
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 7 months 9 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.13
Weighted Average Exercise Price, Options Exercisable (in USD per share)	1.13
1.36
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.36
Number of Shares, Options Outstanding | Equityinstruments	2,000,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 8 months 1 day
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.36
Number Exercisable, Options Exercisable | Equityinstruments	666,667
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.36
1.42
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.42
Number of Shares, Options Outstanding | Equityinstruments	863,852
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 11 months 15 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.42
Number Exercisable, Options Exercisable | Equityinstruments	300,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.42